UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07606

Nuveen Connecticut Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen Connecticut Premium Income Municipal Fund (NTC)
	February 28, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.2% (100.0% of Total Investments)
	MUNICIPAL BONDS – 158.2% (100.0% of Total Investments)
	Consumer Staples – 1.6% (1.0% of Total Investments)
$ 3,370	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/14 at 100.00	BBB+	$ 3,347,758
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 38.4% (24.3% of Total Investments)
1,000	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College,	7/17 at 100.00	A	1,011,550
	Series 2007G, 4.500%, 7/01/37 – NPFG Insured
1,150	Connecticut Health and Education Facilities Authority, Revenue Bonds, Connecticut College,	7/21 at 100.00	A2	1,209,398
	Series 2011H, 5.000%, 7/01/41
1,300	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	N/R	1,300,052
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	N/R	853,499
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
5,580	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Connecticut State	11/23 at 100.00	AA	6,254,343
	University System, Series 2013N, 5.000%, 11/01/31
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University,
	Series 2010-O:
800	5.000%, 7/01/35	7/20 at 100.00	A–	841,864
2,000	5.000%, 7/01/40	7/20 at 100.00	A–	2,086,460
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,
	Series 2005F:
440	5.250%, 7/01/18 – AMBAC Insured	No Opt. Call	A2	514,650
1,510	5.250%, 7/01/19 – AMBAC Insured	No Opt. Call	A2	1,788,942
1,125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Norwich Free Academy,	7/23 at 100.00	A1	1,128,004
	Series 2013B, 4.000%, 7/01/34
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/16 at 100.00	A–	2,111,980
	Series 2006H, 5.000%, 7/01/36 – AMBAC Insured
4,405	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	A	4,870,388
	Series 2007-I, 5.000%, 7/01/25 – NPFG Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2011G:
250	5.125%, 7/01/26	7/21 at 100.00	Baa1	265,280
3,260	5.625%, 7/01/41	7/21 at 100.00	Baa1	3,450,384
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart
	University, Series 2012H:
1,500	5.000%, 7/01/26 – AGM Insured	7/22 at 100.00	AA–	1,631,505
1,000	5.000%, 7/01/28 – AGM Insured	7/22 at 100.00	AA–	1,077,270
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, The Loomis Chaffee
	School Issue, Series 2011-I:
560	5.000%, 7/01/23 – AGM Insured	7/21 at 100.00	A2	627,620
225	5.000%, 7/01/24 – AGM Insured	7/21 at 100.00	A2	250,371
1,375	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/14 at 100.00	A+	1,396,010
	Series 2004H, 5.000%, 7/01/21 – NPFG Insured
2,700	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/16 at 100.00	BBB–	2,707,155
	Hartford, Series 2006G, 5.250%, 7/01/36 – RAAI Insured
4,140	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA	4,501,298
	Series 2010G, 5.000%, 7/01/35
9,950	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	10,532,971
	Series 2007Z-1, 5.000%, 7/01/42 (UB)
17,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	18,563,832
	Series 2007Z-3, 5.050%, 7/01/42 (UB) (4)
4,500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	No Opt. Call	AAA	4,506,570
	Series 2010A-3, 0.875%, 7/01/49 (Mandatory put 2/07/18)
515	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2010A, 5.000%, 11/15/27	11/19 at 100.00	Aa2	566,140
3,805	University of Connecticut, Student Fee Revenue Bonds, Refunding Series 2012A, 5.000%, 11/15/29	No Opt. Call	Aa2	4,271,303
72,930	Total Education and Civic Organizations			78,318,839
	Health Care – 34.1% (21.5% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,
	Series 2002B:
840	5.500%, 7/01/21 – RAAI Insured	7/14 at 100.00	N/R	843,016
3,000	5.500%, 7/01/32 – RAAI Insured	7/14 at 100.00	N/R	3,000,390
1,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Catholic Health East	11/20 at 100.00	Aa2	1,055,672
	Series 2010, 4.750%, 11/15/29
200	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Danbury Hospital,	1/16 at 100.00	A	191,996
	Series 2006H, 4.500%, 7/01/33 – AMBAC Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut
	Health Network, Series 2000A:
20	6.125%, 7/01/20 – RAAI Insured	7/14 at 100.00	N/R	20,041
1,710	6.000%, 7/01/25 – RAAI Insured	7/14 at 100.00	N/R	1,711,744
840	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Eastern Connecticut	7/15 at 100.00	N/R	844,981
	Health Network, Series 2005, 5.000%, 7/01/25 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
890	5.000%, 7/01/15 – RAAI Insured	No Opt. Call	N/R	932,604
2,400	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	N/R	2,456,040
1,050	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	N/R	1,061,403
7,025	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hartford Healthcare,	7/21 at 100.00	A	7,127,987
	Series 2011A, 5.000%, 7/01/41
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special
	Care, Series 2007C:
1,065	5.250%, 7/01/32 – RAAI Insured	7/17 at 100.00	BBB–	1,081,859
300	5.250%, 7/01/37 – RAAI Insured	7/17 at 100.00	BBB–	303,642
2,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Lawrence and Memorial	7/21 at 100.00	A+	2,088,500
	Hospitals, Series 2011F, 5.000%, 7/01/36
6,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	A2	6,104,340
	Series 2006, 5.000%, 7/01/32 – AGM Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,
	Series 2011N:
1,105	5.000%, 7/01/25	7/21 at 100.00	A2	1,193,621
400	5.000%, 7/01/26	7/21 at 100.00	A2	428,896
500	5.000%, 7/01/27	7/21 at 100.00	A2	531,515
1,275	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/20 at 10.00	A	1,327,594
	Series 2010-I, 5.000%, 7/01/30
7,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/22 at 100.00	A	7,061,320
	Series 2012J, 5.000%, 7/01/42
3,905	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	4,111,379
	Health, Series 2011M, 5.375%, 7/01/41
4,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Western Connecticut	7/21 at 100.00	A	4,205,320
	Health, Series 2011N, 5.000%, 7/01/29
7,010	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	Aa3	7,235,372
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured
1,240	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/20 at 100.00	Aa3	1,339,237
	Hospital, Series 2010M, 5.500%, 7/01/40
4,540	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Ascension Health	11/19 at 100.00	AA+	4,770,768
	Series 2010A, 5.000%, 11/15/40
7,475	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	Aa2	8,362,876
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
66,800	Total Health Care			69,392,113
	Housing/Single Family – 4.6% (2.9% of Total Investments)
640	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006-A1,	11/15 at 100.00	AAA	644,390
	4.800%, 11/15/31 (Alternative Minimum Tax)
3,900	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	3,989,388
	4.650%, 11/15/27
	Connecticut Housing Finance Authority, Single Family Housing Mortgage Finance Program Bonds,
	Series 2010-A2:
3,080	4.500%, 11/15/30	11/19 at 100.00	AAA	3,200,058
1,500	4.750%, 11/15/35	11/19 at 100.00	AAA	1,551,840
9,120	Total Housing/Single Family			9,385,676
	Long-Term Care – 2.7% (1.7% of Total Investments)
	Connecticut Housing Finance Authority, Special Needs Housing Mortgage Finance Program Special
	Obligation Bonds, Series 2002SNH-1:
920	5.000%, 6/15/22 – AMBAC Insured	6/14 at 100.00	N/R	930,230
1,500	5.000%, 6/15/32 – AMBAC Insured	6/14 at 100.00	N/R	1,503,510
1,470	Connecticut Housing Finance Authority, State Supported Special Obligation Bonds, Refunding	6/20 at 100.00	AA	1,574,267
	Series 2010-16, 5.000%, 6/15/30
1,125	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	1,140,874
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27
420	Hamden, Connecticut, Facility Revenue Bonds, Whitney Center Project, Series 2009A,	1/20 at 100.00	N/R	436,317
	7.625%, 1/01/30
5,435	Total Long-Term Care			5,585,198
	Tax Obligation/General – 17.3% (11.0% of Total Investments)
	Connecticut State, General Obligation Bonds, Refunding Series 2012E:
1,425	5.000%, 9/15/30	9/22 at 100.00	AA	1,592,309
2,290	5.000%, 9/15/32	9/22 at 100.00	AA	2,528,481
4,500	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	4,974,120
1,800	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – AGM Insured	6/16 at 100.00	AA	1,972,422
2,100	Connecticut State, General Obligation Bonds, Series 2006E, 5.000%, 12/15/20	12/16 at 10.00	AA	2,348,997
	Connecticut State, General Obligation Bonds, Series 2011D:
1,430	5.000%, 11/01/18	No Opt. Call	AA	1,697,381
1,000	5.000%, 11/01/31	11/21 at 100.00	AA	1,110,450
1,000	Hartford, Connecticut, General Obligation Bonds, Refunding Series 2013A, 5.000%, 4/01/31	4/23 at 100.00	A1	1,078,330
1,740	Hartford, Connecticut, General Obligation Bonds, Series 2009A, 5.000%, 8/15/28 – AGC Insured	8/19 at 100.00	AA–	1,879,983
2,000	Hartford, Connecticut, General Obligation Bonds, Series 2013B, 5.000%, 4/01/33	4/23 at 100.00	A1	2,129,920
2,150	New Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 11/01/17 –	11/16 at 100.00	A3	2,348,381
	AMBAC Insured
900	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa1	1,081,881
3,890	Oregon State, General Obligation Bonds, Oregon University System Projects, Series 2011G,	8/21 at 100.00	AA+	4,230,064
	5.000%, 8/01/36
1,420	Regional School District 16, Beacon Falls and Prospect, Connecticut, General Obligation Bonds,	3/14 at 100.00	A1	1,425,921
	Series 2003, 5.000%, 3/15/16 – AMBAC Insured
1,120	Southington, Connecticut, General Obligation Bonds, Lot A Series 2014, 4.000%, 1/15/19	No Opt. Call	AA+	1,280,026
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
800	5.000%, 6/15/17	No Opt. Call	AA+	916,296
820	5.000%, 6/15/19	No Opt. Call	AA+	982,934
1,400	5.000%, 6/15/21	No Opt. Call	AA+	1,694,462
31,785	Total Tax Obligation/General			35,272,358
	Tax Obligation/Limited – 27.8% (17.6% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
2,525	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AA–	2,673,849
2,930	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AA–	3,094,051
5,000	Connecticut State, Special Tax Obligation Transportation Infrastructure Bonds, Series 2007A,	8/17 at 100.00	AA	5,603,400
	5.000%, 8/01/27 – AMBAC Insured
2,500	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series	No Opt. Call	AA	2,767,900
	2012A, 5.000%, 1/01/33
3,855	Connecticut State, Special Tax Obligation Transportation Infrastructure Purposes Bonds, Series	10/23 at 100.00	AA	4,297,631
	2013A, 5.000%, 10/01/33
	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	6/14 at 100.00	AA–	612,678
1,000	5.000%, 12/15/30	6/14 at 100.00	AA–	1,003,920
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
840	5.250%, 1/01/36	1/22 at 100.00	A	863,024
3,200	5.125%, 1/01/42	1/22 at 100.00	A	3,251,392
3,000	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue	4/20 at 100.00	N/R	3,318,930
	Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39
2,000	Puerto Rico Municipal Finance Agency, Series 2002A, 5.250%, 8/01/21 – AGM Insured	8/14 at 100.00	AA–	1,961,060
4,350	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – AGM Insured	8/15 at 100.00	AA–	4,351,131
2,125	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	1,638,991
	2010A, 5.375%, 8/01/39
1,725	Stamford, Connecticut, Special Obligation Revenue Bonds, Mill River Corridor Project, Series	4/21 at 100.00	N/R	1,794,069
	2011aA, 7.000%, 4/01/41
1,000	University of Connecticut, General Obligation Bonds, Series 2004A, 5.000%, 1/15/18 –	7/14 at 100.00	AA	1,004,210
	NPFG Insured
	University of Connecticut, General Obligation Bonds, Series 2006A:
1,300	5.000%, 2/15/19 – FGIC Insured	2/16 at 100.00	AA	1,411,852
2,150	5.000%, 2/15/23 – FGIC Insured	2/16 at 100.00	AA	2,339,845
2,600	University of Connecticut, General Obligation Bonds, Series 2010A, 5.000%, 2/15/28	2/20 at 100.00	AA	2,985,216
	University of Connecticut, General Obligation Bonds, Series 2013A:
2,290	5.000%, 8/15/20	No Opt. Call	AA	2,756,496
2,500	5.000%, 8/15/32	8/23 at 100.00	AA	2,760,625
2,275	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Refunding Series	No Opt. Call	BBB+	2,299,434
	2012A, 5.000%, 10/01/32
1,000	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 2003, 5.250%,	10/14 at 100.00	AA–	1,025,690
	10/01/19 – AGM Insured
2,760	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Senior Lien	10/20 at 100.00	BBB	2,832,312
	Series 2010A, 5.000%, 10/01/29
53,525	Total Tax Obligation/Limited			56,647,706
	Transportation – 1.2% (0.8% of Total Investments)
2,365	New Haven, Connecticut, Revenue Refunding Bonds, Air Rights Parking Facility, Series 2002,	No Opt. Call	N/R	2,474,074
	5.375%, 12/01/15 – AMBAC Insured
	U.S. Guaranteed – 7.1% (4.5% of Total Investments) (5)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,
	Series 2007A:
465	5.000%, 7/01/30 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	532,667
735	5.000%, 7/01/37 (Pre-refunded 7/01/17) – AMBAC Insured	7/17 at 100.00	N/R (5)	841,957
775	Connecticut Health and Educational Facilities Authority, Revenue Bonds, William W. Backus	7/18 at 100.00	AA- (5)	913,927
	Hospital, Series 2005F, 5.125%, 7/01/35 (Pre-refunded 7/01/18) – AGM Insured
1,670	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 (Pre-refunded	4/14 at 100.00	AA (5)	1,677,532
	4/01/14) – FGIC Insured
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
775	5.000%, 8/01/20 (Pre-refunded 8/01/15) – AGM Insured	8/15 at 100.00	AA- (5)	827,499
1,320	5.000%, 8/01/21 (Pre-refunded 8/01/15) – AGM Insured	8/15 at 100.00	AA- (5)	1,409,417
905	4.375%, 8/01/24 (Pre-refunded 8/01/15) – AGM Insured	8/15 at 100.00	AA- (5)	957,861
40	New Haven, Connecticut, General Obligation Bonds, Series 2002A, 5.250%, 11/01/17 – AMBAC	5/14 at 100.00	A3 (5)	41,769
	Insured (ETM)
1,335	Puerto Rico Electric Power Authority, Power Revenue Refunding Bonds, Series 1989O, 0.000%,	No Opt. Call	AA- (5)	1,194,131
	7/01/17 – NPFG Insured (ETM)
1,010	Puerto Rico Public Finance Corporation, Commonwealth Appropriation Bonds, Series 1998A,	No Opt. Call	Aaa	1,174,216
	5.125%, 6/01/24 – AMBAC Insured (ETM)
1,220	University of Connecticut, General Obligation Bonds, Series 2005A, 5.000%, 2/15/17	2/15 at 100.00	AA (5)	1,276,913
	(Pre-refunded 2/15/15) – AGM Insured
	West Hartford, Connecticut, General Obligation Bonds, Series 2005B:
500	5.000%, 10/01/17 (Pre-refunded 10/01/15)	10/15 at 100.00	AAA	537,660
2,810	5.000%, 10/01/18 (Pre-refunded 10/01/15)	10/15 at 100.00	AAA	3,021,649
13,560	Total U.S. Guaranteed			14,407,198
	Utilities – 7.2% (4.5% of Total Investments)
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender
	Option Bond Trust 1164:
1,295	17.598%, 1/01/32 (IF) (4)	1/23 at 100.00	Aa3	1,734,277
410	17.433%, 1/01/38 (IF) (4)	1/23 at 100.00	Aa3	507,847
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	5/14 at 100.00	Ba1	1,000,330
	Southeastern Connecticut LP, Series 1998A-II, 5.500%, 11/15/15 (Alternative Minimum Tax)
4,750	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	6/14 at 100.00	Ba1	4,751,568
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)
	Connecticut Transmission Municipal Electric Energy Cooperative, Transmission System Revenue
	Bonds, Series 2012A:
655	5.000%, 1/01/31	1/22 at 100.00	Aa3	712,699
500	5.000%, 1/01/32	1/22 at 100.00	Aa3	541,570
2,830	5.000%, 1/01/42	1/22 at 100.00	Aa3	2,996,263
	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator
	Lisbon Project, Series 1993A:
250	5.500%, 1/01/15 (Alternative Minimum Tax)	7/14 at 100.00	A–	255,640
2,115	5.500%, 1/01/20 (Alternative Minimum Tax)	7/14 at 100.00	A–	2,117,834
13,805	Total Utilities			14,618,028
	Water and Sewer – 16.2% (10.2% of Total Investments)
4,375	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	4,451,475
	Project, Series 2007, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
4,160	5.000%, 11/15/30 – NPFG Insured	11/15 at 100.00	A1	4,368,250
4,330	5.000%, 8/15/35 – NPFG Insured	11/15 at 100.00	A1	4,564,080
500	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/15 at 100.00	A–	509,885
	Series 2005, 6.000%, 7/01/25
2,050	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds,	7/20 at 100.00	A–	2,067,753
	Series 2010, 5.625%, 7/01/40
	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds,
	Series 2013A:
4,100	5.000%, 4/01/36	4/22 at 100.00	AA	4,444,277
2,500	5.000%, 4/01/39	4/22 at 100.00	AA	2,681,100
1,840	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twentieth	8/16 at 100.00	Aa3	1,956,858
	Series, 2007A, 5.000%, 8/01/30 – NPFG Insured
2,870	South Central Connecticut Regional Water Authority, Water System Revenue Bonds,	8/21 at 100.00	Aa3	3,049,863
	Twentieth-Sixth Series, 2011, 5.000%, 8/01/41
4,000	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Twenty-Seventh	No Opt. Call	Aa3	4,371,840
	Series 2012, 5.000%, 8/01/33
500	Stamford, Connecticut, Water Pollution Control System and Facility Revenue Bonds, Series	8/23 at 100.00	AA+	538,820
	2013A, 5.250%, 8/15/43
31,225	Total Water and Sewer			33,004,201
$ 303,920	Total Long-Term Investments (cost $312,233,747)			322,453,149
	Floating Rate Obligations – (9.5)%			(19,370,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (51.8)% (6)			(105,500,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Value – (52.0)% (6)			(106,000,000)
	Other Assets Less Liabilities – 55.1%			112,203,236
	Net Assets Applicable to Common Shares – 100%			$ 203,786,385

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$322,453,149	$ —	$322,453,149

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of February 28, 2014, the cost of investments was $293,036,612.

Gross unrealized appreciation and gross unrealized depreciation of investments as of February 28, 2014, were as follows:

Gross unrealized:
Appreciation	$12,806,622
Depreciation	(2,760,108)
Net unrealized appreciation (depreciation) of investments	$10,046,514

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service,
Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S.
Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares and Variable Rate MuniFund Term Preferred Shares, at Liquidation Value
as a percentage of Total Investments are 32.7% and 32.9%, respectively.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Connecticut Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         April 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         April 29, 2014